SHARE CAPITAL AND RESERVES	3 Months Ended
Jun. 30, 2026
SHARE CAPITAL AND RESERVES
SHARE CAPITAL AND RESERVES

10. SHARE CAPITAL AND RESERVES

(a) Authorized and outstanding share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value (“Common Shares”) and an unlimited number of preferred shares. All issued Common Shares are fully paid. No preferred shares have been issued.

During the three months ended June 30, 2025, 133,332 common shares were issued as a result of exercise of share purchase options.

During the three months ended June 30, 2026, 190,000 shares were issued because of the exercise of share purchase options.

As at June 30, 2026, the total number of issued and outstanding common shares is 225,567,364 (March 31, 2026: 225,337,364).

(b) Share purchase options

The following summarizes changes in the Company’s share purchase options:

	June 30, 2026		March 31, 2026
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Beginning balance	$0.218	6,312,000	0.133	5,945,332
Cancelled	$0.279	(21,667)	0.670	(50,000)
Exercised	$0.266	(190,000)	0.274	(183,332)
Granted	–	–	1.115	600,000
Ending Balance	0.217	6,100,333	0.218	6,312,000

The following summarizes information on the options outstanding and exercisable as at June 30, 2026:

		Weighted Average
		Remaining Contractual	Number of Options	Number of Options
Exercise price	Expiry date	Life (years)	Outstanding	Exercisable
$0.11	22-Mar-29	2.73	5,100,000	5,100,000
$0.11	22-Mar-27	0.73	267,000	267,000
$0.67	4-Feb-30	3.60	133,333	88,889
$0.68	27-Jun-30	3.99	100,000	100,000
$0.77	9-Jul-27	1.02	100,000	100,000
$1.31	25-Feb-31	4.66	400,000	133,333
Total		2.78	6,100,333	5,789,222

During the year ended March 31, 2026, the Company granted 600,000 share purchase options at a weighted average exercise price of $1.12 to its employees and contractors, for a period of two to five years. During the year ended March 31, 2025 the Company granted 290,000 share purchase options to certain associates at a weighted average exercise price of $0.67, for a period of five years. All of the options are subject to the required TSX Venture Exchange acceptance and customary vesting provisions.

The Company uses the Black-Scholes option pricing model to estimate the fair value for all stock-based compensation. The expected volatility assumption inherent in the pricing model is based on the historical volatility of the Company’s shares over a term equal to the expected term of the options granted. The weighted average assumptions used in the option pricing model and the resulting weighted average fair values per option for the options granted during the three months ended June 30, 2026 and the year ended March 31, 2026 were as follows:

Description	June 30, 2026	June 30, 2025

Risk-free rate:	N/A	2.86%
Expected life:	N/A	5 years
Expected volatility:	N/A	110%
Expected dividends:	N/A	$Nil
Weighted average fair value per option:	N/A	$0.54

(c) Share purchase warrants

The following summarizes changes in the Company’s share purchase warrants:

	June 30, 2026		March 31, 2026
	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants
Beginning balance	$0.08	4,807,693	$0.08	4,807,693
Exercised	N/A	N/A	N/A	N/A
Ending Balance	0.08	4,807,693	0.08	4,807,693

The following summarizes information on the warrants outstanding as at June 30, 2026:

Exercise Price	Expiry Date	Weighted Average Remaining Contractual Life (Years)	Warrants Outstanding

$0.080	1-Dec-28	2.42	4,807,693
		2.42	4,807,693